RELATED PARTIES	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
Disclosures are included in the following notes:
NOTE 1ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
NOTE 5.1COST OF SALES
NOTE 5.2ADMINISTRATION EXPENSES AND OTHER COSTS
NOTE 16TRADE AND OTHER PAYABLES
NOTE 19.2TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
NOTE 21EQUITY
NOTE 22INTEREST IN SUBSIDIARIES
NOTE 23 SUBSIDIARY HELD FOR SALE